Significant Risks (Tables)	12 Months Ended
Dec. 31, 2024
Significant Risks [Abstract]
Schedule of Revenue from the Customer Accounted	Revenue from the customer accounted for 11% of the Group’s total revenue for the year.
	Year ended December 31, 2024		As of December 31, 2024
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables,gross
Customer A	$2,939,902	17%	$—	—%
Customer B	2,821,635	16%	—	—%
Total:	$5,761,537	33%	$—	—%

	Year ended December 31, 2023		As of December 31, 2023
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables,gross
Customer C	$3,397,499	18%	$144,432	98%
Customer D	2,091,907	11%	—
Customer E	2,004,975	11%	—	—%
Total:	$7,494,381	40%	$144,432	—%
	Year ended December 31, 2022		As of December 31, 2022
Customer	Revenue	Percentage of revenue	Accounts receivables, gross	Percentage of accounts receivables,gross
Customer E	$1,554,473	11%	$—	—%

Schedule of Total Purchase from the Vendor Accounted	Total purchase from the vendor accounted for 65% of the Group’s total purchase for the year.
	Year ended December 31, 2024		As of December 31, 2024
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor A	$4,126,222	25%	$—	—%
Vendor B	3,017,416	18%	—	—%
Vendor C	1,713,444	10%	—	—%
Total:	$8,857,082	53%	$—	—%
	Year ended December 31, 2023		As of December 31, 2023
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor D	$10,529,156	64%	$277,500	100%
Vendor E	2,317,936	14%	—	—%
Total:	$12,847,092	78%	$277,500	—%

	Year ended December 31, 2022		As of December 31, 2022
Vendor	Purchase	Percentage of total purchase	Accounts payable	Percentage of Accounts payable
Vendor D	$9,320,383	65%	$243,796	100%